Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Consolidated Impacts on Financial Assets and Liabilities Resulting from Adoption of IFRS 9

Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were recognized at January 1, 2018 in retained earnings within equity. Information on the consolidated impacts is presented below:

Item of Consolidated Statement of Financial Position	Balance at 12.31.2017	Adjustment by initial application of IFRS 9	Note	Balance at 01.01.2018
Current assets
Trade and other receivables, net	4,972	(103)	4.1.3	4,869
Non-current assets
Trade and other receivables, net	5,175	(19)	4.1.3	5,156
Deferred income taxes	3,438	146		3,584
Others	3,084	(2)	4.1.3	3,082
Current liabilities
Finance debt	7,001	1	4.1.2	7,002
Non-current liabilities
Finance debt	102,045	355	4.1.2	102,400
Equity
Accumulated other comprehensive (deficit)	(81,422)	(20)	4.1.1	(81,442)
Retained earnings	—	(299)		(299)
Non-controlling interests	1,700	(15)		1,685

The table below presents comparative information of marketable securities between the former classification and measurement in accordance with IAS 39 and the current requirements following the effectiveness of IFRS 9:

Classification according to IAS 39	Carrying amount according to IAS 39 at December 31, 2017				Carrying amount according to IFRS 9 at January 1, 2018
	In Brazil	Abroad	Total	Classification according to IFRS 9	In Brazil	Abroad	Total
Trading securities	1,067	—	1,067	Fair value through profit or loss	1,276	—	1,276
Available-for-sale securities	153	609	762	Fair value through other comprehensive income	13	609	622
Held-to-maturity securities	120	—	120	Amortised cost	51	—	51

	1,340	609	1,949		1,340	609	1,949

Impacts of Adoption of IFRS 15 Standard

The following table presents the impacts of adoption of this standard for the first half of 2018:

		Initial application of IRFS 15
	Jan-Jun 2018	Agent	Breakage	Others	Amount without effects of initial application of IRFS 15—06.30.2018
Sales revenues	46,365	1,201	(132)	(24)	47,410
Cost of sales	(29,340)	(1,201)	13	—	(30,528)

Gross profit	17,025	—	(119)	(24)	16,882

Income and expenses	(6,911)	—	119	24	(6,768)

Income before finance income, results in equity-accounted investments and income taxes	10,114	—	—	—	10,114